RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Management Agreement
On February 22, 2024, the Company and the Manager, entered into a management agreement (the “Management Agreement”), effective upon the listing of the Company’s Common Stock. Following the completion of the Spin-Off on July 9, 2024, the Company is managed by its Board of Directors and the Company’s executive officers and by SUNS Manager, as provided for under our Management Agreement.
Pursuant to the Management Agreement, the Manager manages the loans and day-to-day operations of the Company, subject at all times to the further terms and conditions set forth in the Management Agreement and such further limitations or parameters as may be imposed from time to time by the Company’s Board of Directors.
The Manager receives base management fees (the “Base Management Fees”) that are calculated and payable quarterly in arrears, in an amount equal to 0.375% of the Company’s Equity (as defined in the Management Agreement), subject to certain adjustments, less 50% of the aggregate amount of any other fees (“Outside Fees”), including any agency fees relating to the Company’s loans, but excluding the Incentive Compensation (as defined below) and any diligence fees paid to and earned by the Manager and paid by third parties in connection with the Manager’s due diligence of potential loans.
In addition to the Base Management Fees, the Manager is entitled to receive incentive compensation (the “Incentive Compensation” or “Incentive Fees”) with respect to each fiscal quarter (or portion thereof that the Management Agreement is in effect) based upon the Company’s achievement of targeted levels of Core Earnings. “Core Earnings” is defined in the Management Agreement as, for a given period, the net income (loss) for such period, computed in accordance with GAAP, excluding (i) non-cash equity compensation expense, (ii) Incentive Compensation, (iii) depreciation and amortization, (iv) any unrealized gains or losses or other non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income and (v) one-time events pursuant to changes in GAAP and certain non-cash charges, in each case after discussions between the Manager and the Company’s independent directors and approval by a majority of the independent directors.
There was no Incentive Compensation incurred for the three and nine months ended September 30, 2024 or during the period from August 28, 2023 to September 30, 2023.
Administrative Services Agreement
In July 2024, SUNS Manager entered into the Administrative Services Agreement with TCG Services LLC, an affiliate of SUNS Manager, Mr. Tannenbaum and Mrs. Tannenbaum. The Administrative Services Agreement sets forth the terms on which TCG Services LLC will provide SUNS certain administrative services, including providing personnel, office facilities, information technology and other equipment and legal, accounting, human resources, clerical, bookkeeping and record keeping services at such facilities as well as other services.
Services Agreement
In July 2024, SUNS Manager entered into a Services Agreement with SRT Group LLC, an affiliate of SUNS Manager, Mr. Tannenbaum, Mrs. Tannenbaum, Mr. Sedrish and Mr. Hetzel. The Services Agreement sets forth the terms on which SRT Group LLC will provide SUNS its investment personnel.
The Company is required to pay all of its allocable costs and expenses and reimburse the Manager or its affiliates for such expenses paid or incurred on behalf of the Company by the Manager or its affiliates, excepting only those expenses that are specifically the responsibility of the Manager pursuant to the Management Agreement.
Until the completion of the Spin-Off, there were no Base Management Fees or Incentive Fees incurred by the Company. The following table summarizes the related party costs incurred by the Company for the three and nine months ended September 30, 2024 and for the period from August 28, 2023 to September 30, 2023:

	Three months ended September 30,	Period from August 28, 2023 to September 30,	Nine months ended September 30,	Period from August 28, 2023 to September 30,
	2024	2023	2024	2023
Affiliate costs
Base management fees	$422,238	$—	$422,238	$—
Incentive fees earned	—	—	—	—
General and administrative expenses reimbursable to Manager	492,870	—	492,870	—
Total	$915,108	$—	$915,108	$—
Amounts payable to the Company’s Manager as of September 30, 2024 and December 31, 2023 were approximately $0.9 million and zero, respectively.
Investments in Loans
From time to time, the Company may co-invest with other investment vehicles managed by the SUNS Manager or its affiliates, including by means of splitting loans, participating in loans or other means of syndicating loans. The Company is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Company’s risk is limited to the carrying value of its investment in any such loan. Additionally, SUNS Manager or its affiliates, may from time to time serve as administrative and collateral agents to the lenders under our co-investments. As of September 30, 2024, there were six co-invested loans held by the Company and affiliates of the Company.
Unsecured Revolving Credit Facility with Affiliate
The Company entered the Revolving Credit Facility with SRT Finance LLC, an affiliate of the Company and Mr. and Mrs. Tannenbaum. Refer to Note 6 for more information.